DEFERRED GOVERNMENT GRANT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Deferred government grant
Received	$ 539	3,360
Recognized as income during the year	0	0
Ending	$ 539	3,360